Financial risk management - Summary Of Macro Economic Variables (Detail)	Dec. 31, 2021	Dec. 31, 2020
2021 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		7.70%
Unemployment Rate		8.30%
Domestic Demand Rate		11.40%
Purchasing power rate		(6.80%)
Real compensation rate		8.20%
Consumption		11.30%
Unit labor costs		(1.90%)
2021 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		5.60%
Unemployment Rate		9.30%
Domestic Demand Rate		10.80%
Purchasing power rate		(8.70%)
Real compensation rate		5.30%
Consumption		10.30%
Unit labor costs		(3.90%)
2021 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		(9.80%)
Unemployment Rate		14.50%
Domestic Demand Rate		0.50%
Purchasing power rate		(16.30%)
Real compensation rate		(5.10%)
Consumption		0.90%
Unit labor costs		(5.20%)
2022 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	10.90%	9.90%
Unemployment Rate		7.10%
Domestic Demand Rate	9.40%	12.30%
Purchasing power rate		9.50%
Real compensation rate		18.50%
Consumption	10.80%	15.50%
Unit labor costs		8.60%
Gross capital formation percentage	11.10%
2022 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	5.40%	9.40%
Unemployment Rate		7.70%
Domestic Demand Rate	4.10%	11.70%
Purchasing power rate		8.00%
Real compensation rate		18.10%
Consumption	5.40%	15.00%
Unit labor costs		8.70%
Gross capital formation percentage	4.10%
2022 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	15.20%	9.70%
Unemployment Rate		12.40%
Domestic Demand Rate	15.60%	17.70%
Purchasing power rate		0.40%
Real compensation rate		13.70%
Consumption	(13.90%)	21.30%
Unit labor costs		(0.70%)
Gross capital formation percentage	25.10%
2023 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.20%	6.70%
Unemployment Rate		6.00%
Domestic Demand Rate	1.50%	8.40%
Purchasing power rate		12.20%
Real compensation rate		14.00%
Consumption	2.20%	10.70%
Unit labor costs		8.40%
Gross capital formation percentage	0.10%
2023 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.80%	6.50%
Unemployment Rate		6.40%
Domestic Demand Rate	2.20%	8.40%
Purchasing power rate		12.30%
Real compensation rate		14.50%
Consumption	2.80%	10.70%
Unit labor costs		9.00%
Gross capital formation percentage	1.70%
2023 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	5.80%	10.40%
Unemployment Rate		9.10%
Domestic Demand Rate	5.80%	11.10%
Purchasing power rate		13.20%
Real compensation rate		19.00%
Consumption	2.90%	13.60%
Unit labor costs		10.30%
Gross capital formation percentage	21.80%
2024 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.20%
Domestic Demand Rate	2.10%
Consumption	2.10%
Gross capital formation percentage	1.60%
2024 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	3.70%
Domestic Demand Rate	3.60%
Consumption	3.60%
Gross capital formation percentage	4.00%
2024 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	7.80%
Domestic Demand Rate	7.30%
Consumption	12.20%
Gross capital formation percentage	4.60%